Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the accompanying condensed consolidated balance sheet date up to the date that the accompanying unaudited condensed consolidated financial statements were issued. Based upon this review, other than as set forth below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the accompanying unaudited condensed consolidated financial statements.

On July 24, 2026, Everli deposited $78,478 in the Trust Account to extend the Combination Period to August 20, 2026.

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the consolidated balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements, other than as disclosed below.

On January 23, 2026, a draft registration statement on Form S-4 was submitted to the SEC in connection with the Everli Business Combination, which includes a proxy statement to the Company’s shareholders and a prospectus for the registration of the Company securities to be issued in connection with the Everli Business Combination.